Unaudited Interim Condensed Statements of Consolidated Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net loss for the period	$ (39,584)	$ (41,863)
Adjustment to reconcile net loss to cash used in operating activities
Amortization and depreciation	8,947	9,948
Net loss (income) on disposals	(5)	1
Net financial loss (gain)	(9,176)	18,098
Income tax	72	0
Expenses related to share-based payments	3,952	2,258
Provisions	(248)	(1)
Other non-cash items	0	(2,371)
Realized foreign exchange gain (loss) related to operating activities	(749)	1,037
Operating cash flows before change in working capital	(36,790)	(12,895)
Decrease (increase) in trade receivables and other current assets	8,198	(2,113)
Increase in subsidies and tax receivables	(3,446)	(2,842)
Decrease in trade payables and other current liabilities	(23)	(6,266)
Decrease in deferred revenues and contract liabilities	(3,023)	(12,264)
Change in working capital	1,706	(23,485)
Interest received	4,874	8,910
Income tax received (paid)	516	0
Net cash used in operating activities	(29,694)	(27,470)
Cash flows from investment activities
Acquisition of property, plant and equipment	(518)	(700)
Proceeds From the Repayment of Other Investments	178	0
Proceeds from the sales of non-current financial assets	0	159
Proceeds from the sale of current financial assets	118,765	101,222
Acquisition of non-current financial assets	0	(28,573)
Acquisition of current financial assets	(105,878)	(120,603)
Net cash from (used in) investing activities	12,547	(48,494)
Cash flows from financing activities
Proceeds from the issuance of share capital and other equity instruments after deduction of transaction costs	204	0
Repayments of financial liabilities	(2,783)	(2,598)
Interest paid on financial debts	(176)	(344)
Payments on lease debts	(5,398)	(5,419)
Net cash used in financing activities	(8,152)	(8,361)
Decrease in cash and cash equivalents	(25,299)	(84,325)
Cash and cash equivalents at the beginning of the year	61,533	143,251
Effects of exchange rate changes on cash and cash equivalents	(644)	883
Cash and cash equivalents at the end of the period	$ 35,590	$ 59,809